11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities Details 1Abstract
Deferred tax asset	$ 80	$ 1,928
Deferred tax liabilities	(15,354)	(16,686)
Deferred tax liabilities, net	$ (15,274)	$ (14,758)